Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 51,149	$ 5,052	$ 11,750
Short term investments	496	0
Digital assets	421	254	269
Accounts receivable	5,501	390	10
Fuel deposits		808	164
Prepaid expenses	5,042	155	96
Emissions credits		1,923	559
Miner equipment deposits		5,959	6,337
Emissions and carbon offset credits	1,816	1,923
Total current assets	64,425	7,774	19,185
LONG-TERM ASSETS:
Property and equipment, net	121,532	56,645
Property and equipment, net		50,686	37,064
Project deposit		74	510
Right-of-use assets, net	1,369	0
Intangible assets	22,493	0
Goodwill	46,349	0
Other assets		74	85
Other long-term assets	2,143	148
Total assets	258,311	64,567	56,844
CURRENT LIABILITIES:
Accounts payable	3,368	1,745	2,339
Natural gas payable		935	18
Accrued emissions expense	1,674	2,082
Income taxes payable		2,082	105
Accrued expenses	9,566	946	150
Accrued interest expense —related party	0	20	396
Deferred revenue		272	0
Note payable, current portion	17,994	3,273	0
Notes payable—related party, current portion	0	3,573	5,000
Lease obligations, current portion	852	0
Total current liabilities	33,454	11,639	8,008
LONG-TERM LIABILITIES:
Deferred tax liability	3,959	0
Notes payable, net of current portion	7,369	1,364	0
Lease obligations, net of current portion	111	0
Asset retirement obligations	2,380	2,277	2,135
Environmental trust liability	4,994	4,927	4,697
Accrued emissions expense, net of current portion		0	302
Accrued interest expense—related party, net of current portion		0	278
Notes payable—related party, net of current portion		0	7,700
Other long-term liabilities	242	0
Total liabilities	52,509	20,207	23,120
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY:
Preferred stock
Common stock	4	0
Additional paid-in capital	233,813	0
Members' capital	0	69,276	54,074
Accumulated deficit	(28,015)	(24,916)	(20,350)
Total stockholders' equity	205,802	44,360	33,724
Total liabilities and stockholders' equity	$ 258,311	$ 64,567	$ 56,844